Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income	$ 5,170	$ 3,573	$ 4,884
Adjustments to reconcile net income to net cash used in operating activities:
Change in reinsurance recoverables	235	902	(8,731)
Change in premiums and accounts receivable	(163)	469	(157)
Change in accrued investment income	113	150	123
Change in insurance policy reserves and expenses	(9,002)	(7,613)	(2,408)
Change in accounts payable and other liabilities	(2,689)	765	1,083
Change in commissions payable	(450)	(184)	594
Change in reinsurance balances payable	6	(24)	16
Change in funds held under reinsurance	8	67	1
Amortization of deferred gains on disposal of businesses	228	(398)	(436)
Change in income taxes	572	371	199
Net realized (gains) losses on investments	(263)	(838)	(365)
Other	(20)	80	26
Net cash used in operating activities	(6,255)	(2,680)	(5,171)
Sales of:
Fixed maturity securities available for sale	6,045	11,921	6,691
Equity securities available for sale	258	3,144	2,057
Other invested assets	161	149	139
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale	7,050	8,775	10,984
Commercial mortgage loans on real estate	5,199	2,349	1,080
Purchase of:
Fixed maturity securities available for sale	(3,350)	(8,605)	(13,548)
Equity securities available for sale	(673)	(3,606)	(2,104)
Commercial mortgage loans on real estate	0	0	(2,000)
Change in short-term investments	(5,291)	215	985
Change in policy loans	2	(11)	(62)
Net cash provided by investing activities	9,401	14,331	4,222
Financing Activities
Dividends paid	(3,890)	(10,033)	(609)
Return of Capital	0	(959)	0
Net cash used in financing activities	(3,890)	(10,992)	(609)
Change in cash and cash equivalents	(744)	659	(1,558)
Cash and cash equivalents at beginning of period	864	205	1,763
Cash and cash equivalents at end of period	120	864	205
Supplemental information:
Income taxes paid	$ 2,105	$ 1,215	$ 1,556